CAPITAL RISK MANAGEMENT	12 Months Ended
Aug. 31, 2020
Disclosure of objectives, policies and processes for managing capital [abstract]
CAPITAL RISK MANAGEMENT [Text Block]

16. CAPITAL RISK MANAGEMENT

The Company's objectives in managing its liquidity and capital are to safeguard the Company's ability to continue as a going concern and provide financial capacity to meet its strategic objectives. The capital structure of the Company consists of share capital, contributed surplus, accumulated other comprehensive loss and accumulated deficit.

The Company manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust the capital structure, the Company may issue new shares, issue new debt, acquire or dispose of assets.

In order to facilitate the management of its capital requirements, the Company regularly updates the Board of Directors with regard to budgets, forecasts, results of capital deployment and general industry conditions. The Company does not currently declare or pay out dividends.

As at August 31, 2020, the Company is subject to externally imposed capital requirements under the Sprott Facility.  Please see Note 6 for further details.